Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 18,323	$ 15,808	$ 36,102	$ 31,587
Cost of revenue	(6,053)	(5,032)	(11,624)	(10,406)
Gross profit	12,270	10,776	24,478	21,181
Research and development costs	(8,493)	(7,958)	(17,611)	(17,349)
Selling and marketing costs	(10,034)	(7,258)	(17,568)	(14,209)
General and administrative costs	(12,301)	(10,583)	(23,901)	(23,408)
Other operating income, net	66	18	74	24
Operating loss	(18,492)	(15,005)	(34,528)	(33,761)
Interest income	419	951	869	1,852
Interest expense	(559)	(501)	(1,218)	(644)
Fair value adjustments on warrant obligations	58	84	20	84	[1]
Foreign exchange (losses) gains, net	(3,078)	(561)	(3,677)	4,049
Loss before income taxes	(21,652)	(15,032)	(38,534)	(28,420)	[1]
Income tax expense	(762)	(161)	(1,265)	(477)
Loss for the period	(22,414)	(15,193)	(39,799)	(28,897)
Attributable to the owners of the parent	$ (22,414)	$ (15,193)	$ (39,799)	$ (28,897)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (0.33)	$ (0.23)	$ (0.59)	$ (0.44)
Diluted loss per share (in dollars per share)	$ (0.33)	$ (0.23)	$ (0.59)	$ (0.44)

[1]	Refer to “Note 1—Change in accounting policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.